UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9054

        Credit Suisse Opportunity Funds
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Strategic Allocation Fund-Conservative Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

INVESTMENT COMPANIES (100.3%)
(100.3%)
Credit Suisse Commodity Return Strategy Fund	4,661	$52,853
Credit Suisse High Income Fund	6,549	51,277
Credit Suisse Institutional Fixed Income Fund	40,896	580,316
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	6,010	62,621
Credit Suisse Institutional Fund - Large Cap Value Portfolio	127,803	141,861
Credit Suisse Institutional Money Market Fund - Prime Portfolio	53,364	53,364
Credit Suisse Mid-Cap Growth Fund	1,827	63,663
Credit Suisse Small Cap Value Fund	1,070	24,727

TOTAL INVESTMENT COMPANIES (Cost $1,018,119)		1,030,682

TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $1,018,119)		1,030,682
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(2,664)

NET ASSETS (100.0%)		$1,028,018

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund values the shares of the underlying Credit Suisse Funds at their published net asset values.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments having an excess of value over cost, gross unrealized depreciation from investments having an excess of cost over value and the net unrealized appreciation from investments were $1,018,119, $15,274, $(2,711) and $12,563, respectively.

Other information regarding the Fund is available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Strategic Allocation Fund-Moderate Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

INVESTMENT COMPANIES (100.2%)
(100.2%)
Credit Suisse Commodity Return Strategy Fund	9,321	$105,705
Credit Suisse Emerging Markets Fund	1,498	25,000
Credit Suisse Global Fixed Income Fund	9,454	90,952
Credit Suisse High Income Fund	13,098	102,554
Credit Suisse Institutional Fixed Income Fund	9,849	139,762
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	10,258	106,888
Credit Suisse Institutional Fund - International Focus Portfolio	13,441	167,340
Credit Suisse Institutional Fund - Large Cap Value Portfolio	174,190	193,351
Credit Suisse Mid-Cap Growth Fund	2,677	93,299
Credit Suisse Small Cap Value Fund	1,582	36,553

TOTAL INVESTMENT COMPANIES (Cost $1,022,732)		1,061,404

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $1,022,732)		1,061,404
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(2,596)

NET ASSETS (100.0%)		$1,058,808

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund values the shares of the underlying Credit Suisse Funds at their published net asset values.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments having an excess of value over cost, gross unrealized depreciation from investments having an excess of cost over value and the net unrealized appreciation from investments were $1,022,732, $42,343, $(3,671) and $38,672, respectively.

Other information regarding the Fund is available on the Fund's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Strategic Allocation Fund-Aggressive Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

INVESTMENT COMPANIES (100.3%)
(100.3%)
Credit Suisse Commodity Return Strategy Fund	14,882	$168,764
Credit Suisse Emerging Markets Fund	2,215	36,965
Credit Suisse High Income Fund	4,601	36,024
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	22,773	237,300
Credit Suisse Institutional Fund - International Focus Portfolio	18,992	236,448
Credit Suisse Institutional Fund - Large Cap Value Portfolio	208,272	231,182
Credit Suisse Mid-Cap Growth Fund	4,181	145,708
Credit Suisse Small Cap Growth Fund	1,336	29,147
Credit Suisse Small Cap Value Fund	1,236	28,560

TOTAL INVESTMENT COMPANIES (Cost $1,086,661)		1,150,098

TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $1,086,661)		1,150,098
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(3,158)

NET ASSETS (100.0%)		$1,146,940

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund values the shares of the underlying Credit Suisse Funds at their published net asset values.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments having an excess of value over cost, gross unrealized depreciation from investments having an excess of cost over value and the net unrealized appreciation from investments were $1,086,661, $65,525, $(2,088) and $63,437, respectively.

Other information regarding the Fund is available on the Fund's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse High Income Fund Schedule of Investments January 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (88.0%)
Aerospace (1.4%)
$300	DRS Technologies, Inc., Global Senior
	Subordinated Notes (Callable 11/01/08
	@ $103.44)	(B , B3)	11/01/13	6.875	$299,250
450	DRS Technologies, Inc., Senior Subordinated
	Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	459,000
150	K&F Acquisition, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B- , Caa1)	11/15/14	7.750	153,375
750	L-3 Communications Corp., Global Senior
	Subordinated Notes (Callable 01/15/10
	@ $102.94)	(BB+ , Ba3)	01/15/15	5.875	727,500
275	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	299,750

					1,938,875

Airlines (0.1%)
100	American Airlines, Inc., Series 01-2, Pass Thru
	Certificates	(B , B1)	04/01/08	7.800	99,347

Automobile Manufacturing/Vehicle Parts (6.1%)
260	ArvinMeritor, Inc., Notes	(BB , Ba2)	03/01/12	8.750	258,700
320	Cooper-Standard Automotive, Inc., Global
	Company Guaranteed Notes (Callable 12/15/09
	@ $104.19) §	(B- , Caa1)	12/15/14	8.375	255,200
275	Cummins, Inc., Global Senior Notes (Callable
	12/01/06 @ $104.75) #	(BBB- , Ba1)	12/01/10	9.500	297,000
100	Delphi Corp., Global Notes §ø	(NR , NR)	06/15/06	6.550	57,250
275	Dura Operating Corp., Series D, Company
	Guaranteed Notes (Callable 05/01/06 @ $101.50)	(CCC+ , Caa2)	05/01/09	9.000	144,375
600	Ford Motor Credit Co., Global Notes §	(BB- , Ba2)	10/01/13	7.000	544,270
2,300	Ford Motor Credit Co., Notes	(BB- , Ba2)	06/16/08	6.625	2,165,420
400	General Motors Acceptance Corp., Global Bonds §	(BB , Ba1)	11/01/31	8.000	408,974
750	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	05/15/09	5.625	703,216
2,450	General Motors Acceptance Corp., Global Notes §	(BB , Ba1)	12/01/14	6.750	2,325,741
850	Goodyear Tire & Rubber Co., Global Senior Notes
	(Callable 07/01/10 @ $104.50) §	(B- , B3)	07/01/15	9.000	854,250
50	Meritor Automotive, Inc, Notes	(BB , Ba2)	02/15/09	6.800	47,750
250	Stanadyne Corp., Global Senior Subordinated
	Notes (Callable 08/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	241,250
95	TRW Automotive, Global Senior Subordinated
	Notes (Callable 02/15/08 @ $105.50)	(BB- , B1)	02/15/13	11.000	108,300
350	Visteon Corp., Global Senior Notes §	(B- , B3)	08/01/10	8.250	296,625

					8,708,321

Broadband (0.2%)
225	Level 3 Communications, Inc., Senior Notes
	(Callable 05/01/06 @ $100.00) §	(CCC- , Ca)	05/01/08	9.125	216,000

Broadcast/Outdoor (1.4%)
425	Allbritton Communications Co., Global Senior
	Subordinated Notes (Callable 12/15/07
	@ $103.88)	(B- , B3)	12/15/12	7.750	428,187
475	Nexstar Finance Holdings LLC, Global Senior
	Discount Notes (Callable 04/01/08 @ $105.69) +	(CCC+ , Caa1)	04/01/13	0.000	367,531

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Broadcast/Outdoor (continued)
$350	Rainbow National Services LLC, Rule 144A,
	Senior Subordinated Debentures (Callable
	09/01/09 @ $105.19) ‡	(B , B3)	09/01/14	10.375	$393,750
175	Sinclair Broadcast Group, Inc., Global Company
	Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	183,094
488	WMG Holdings Corp., Senior Discount Notes
	(Callable 12/15/09 @ $104.75) +	(B- , B3)	12/15/14	0.000	357,460
375	Young Broadcasting, Inc., Global Company
	Guaranteed Notes (Callable 03/01/06
	@ $105.00) §	(CCC- , Caa2)	03/01/11	10.000	342,188

					2,072,210

Building Products (0.9%)
150	Goodman Global Holding Company, Inc., Rule
	144A, Senior Subordinated Notes (Callable
	12/15/08 @ $103.94) §‡	(B- , Caa1)	12/15/12	7.875	142,500
350	Jacuzzi Brands, Inc., Global Secured Notes
	(Callable 07/01/07 @ $104.81)	(B , B3)	07/01/10	9.625	373,625
50	Norcraft Companies LP, Global Senior
	Subordinated Notes (Callable 11/01/07
	@ $104.50)	(B- , B3)	11/01/11	9.000	51,813
325	Nortek, Inc., Global Senior Subordinated Notes
	(Callable 09/01/09 @ $104.25)	(CCC+ , Caa1)	09/01/14	8.500	317,687
500	Ply Gem Industries, Inc., Global Senior
	Subordinated Notes (Callable 02/15/08
	@ $104.50) §	(B- , B3)	02/15/12	9.000	435,000

					1,320,625

Cable (4.9%)
375	Cablevision Systems Corp., Series B, Global
	Senior Notes §	(B , B3)	04/15/12	8.000	359,062
250	CCH I LLC, Rule 144A, Secured Notes (Callable
	10/01/10 @ $105.50) ‡	(CCC- , Caa3)	10/01/15	11.000	206,875
165	CCO Holdings LLC, Global Senior Notes (Callable
	11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	159,225
85	CCO Holdings LLC, Rule 144A, Senior Notes
	(Callable 11/15/08 @ $104.38) ‡	(CCC- , B3)	11/15/13	8.750	82,025
450	Charter Communications Holdings LLC, Senior
	Notes (Callable 04/01/06 @ $101.44)	(CCC- , Ca)	04/01/09	8.625	335,250
1,700	Charter Communications Holdings LLC, Senior
	Notes (Callable 09/15/08 @ $105.12)	(CCC- , Caa1)	09/15/10	10.250	1,680,875
1,200	CSC Holdings, Inc., Rule 144A, Senior Notes #‡	(B+ , B2)	04/15/12	7.000	1,152,000
200	CSC Holdings, Inc., Series B, Debentures	(B+ , B2)	08/15/09	8.125	204,000
200	CSC Holdings, Inc., Series B, Senior Notes	(B+ , B2)	07/15/09	8.125	204,000
200	CSC Holdings, Inc., Series B, Senior Notes	(B+ , B2)	04/01/11	7.625	201,250
180	Insight Communications Company, Inc., Senior
	Discount Notes (Callable 02/15/06 @ $106.12) +	(CCC+ , Caa1)	02/15/11	0.000	190,350
20	Insight Midwest/Insight Capital Corp., Global
	Senior Notes (Callable 11/01/06 @ $103.50)	(B , B2)	11/01/10	10.500	21,175
560	Insight Midwest/Insight Capital Corp., Senior
	Notes (Callable 10/01/06 @ $101.63)	(B , B2)	10/01/09	9.750	579,600
250	Mediacom Broadband LLC, Rule 144A, Senior
	Notes (Callable 10/15/10 @ $104.25) ‡	(B , B2)	10/15/15	8.500	237,500
710	Mediacom LLC Capital Corp., Senior Notes
	(Callable 02/15/06 @ $103.94)	(B , B3)	02/15/11	7.875	674,500
560	Olympus Communications LP, Series B, Senior
	Notes §ø	(NR , NR)	11/15/06	10.625	791,000

					7,078,687

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Capital Goods (0.7%)
$250	Blount, Inc., Senior Subordinated Notes
	(Callable 08/01/08 @ $104.44)	(B , B3)	08/01/12	8.875	$263,750
750	Case New Holland, Inc., Global Company
	Guaranteed Notes (Callable 08/01/07 @ $104.63)	(BB- , Ba3)	08/01/11	9.250	806,250

					1,070,000

Chemicals (4.1%)
488	Crystal US Holdings, Global Senior Discount
	Notes (Callable 10/01/09 @ $105.25) §+	(B- , Caa2)	10/01/14	0.000	363,560
378	Huntsman Company LLC, Global Company
	Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , Ba3)	10/15/10	11.625	434,700
198	Huntsman LLC, Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.75) #	(B , B2)	07/15/12	11.500	228,195
500	IMC Global, Inc., Global Senior Notes (Callable
	08/01/08 @ $105.44)	(BB , Ba3)	08/01/13	10.875	577,500
250	IMC Global, Inc., Rule 144A, Company
	Guaranteed Notes (Callable 06/01/06
	@ $105.62) ‡	(BB , Ba3)	06/01/11	11.250	270,000
500	KI Holdings, Inc., Global Senior Discount Notes
	(Callable 11/15/09 @ $104.94) +	(B- , Caa2)	11/15/14	0.000	337,500
1,100	Lyondell Chemical Co., Global Company
	Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB- , B1)	06/01/13	10.500	1,245,750
350	Nalco Co., Global Senior Notes (Callable
	11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	358,750
550	PolyOne Corp., Rule 144A, Senior Notes (Callable
	05/15/07 @ $105.31) ‡	(B+ , B3)	05/15/10	10.625	587,812
747	Terra Capital, Inc., Global Secured Notes (Callable
	06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	836,640
325	Tronox Worldwide/Finance, Rule 144A, Senior
	Notes (Callable 12/01/09 @ $104.75) §‡	(B+ , B1)	12/01/12	9.500	340,438
325	Westlake Chemical Corp., Company Guaranteed
	Notes (Callable 01/15/11 @ $103.31) §	(BB+ , Ba2)	01/15/16	6.625	327,031

					5,907,876

Competitive Local Exchange Carrier (0.0%)
50	GCI, Inc., Global Senior Notes (Callable 02/15/09
	@ $103.63)	(B+ , B2)	02/15/14	7.250	49,500

Consumer Products/Tobacco (4.2%)
400	AAC Group Holding Corp., Global Senior
	Discount Notes (Callable 10/01/08 @ $105.13 ) +	(B- , Caa1)	10/01/12	0.000	298,000
350	Amscan Holdings, Inc., Global Senior
	Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	300,125
200	Central Garden & Pet Co., Senior Subordinated
	Notes (Callable 02/01/08 @ $104.56)	(B+ , B1)	02/01/13	9.125	211,000
600	Jarden Corp., Global Company Guaranteed Notes
	(Callable 05/01/07 @ $104.88) §	(B- , B3)	05/01/12	9.750	603,000
1,000	Johnsondiversey Holdings, Inc., Global Discount
	Notes (Callable 05/15/07 @ $105.34) +	(B- , Caa1)	05/15/13	0.000	845,000
950	Johnsondiversey, Inc., Series B, Global Company
	Guaranteed Notes (Callable 05/15/07 @ $104.81)	(B- , Caa1)	05/15/12	9.625	969,000
553	PCA LLC, Global Senior Notes	(C , Ca)	08/01/09	11.875	138,250
350	Playtex Products, Inc., Global Company
	Guaranteed Notes (Callable 06/01/06
	@ $104.69) §	(CCC+ , Caa1)	06/01/11	9.375	369,688
400	Prestige Brands, Inc., Global Senior
	Subordinated Notes (Callable 04/15/08
	@ $104.63)	(B- , B3)	04/15/12	9.250	403,500
750	Remington Arms Company, Inc., Global
	Company Guaranteed Notes (Callable 02/01/07
	@ $105.25)	(CCC- , B3)	02/01/11	10.500	690,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Consumer Products/Tobacco (continued)
$250	RJ Reynolds Tobacco Holdings, Rule 144A,
	Notes ‡	(BB+ , Ba2)	07/15/10	6.500	$251,250
500	Sealy Mattress Co., Global Senior Subordinated
	Notes (Callable 06/15/09 @ $104.13) §	(B- , B3)	06/15/14	8.250	518,750
175	TriMas Corp., Global Company Guaranteed
	Notes (Callable 06/15/07 @ $104.94)	(CCC+ , B3)	06/15/12	9.875	150,500
275	True Temper Sports, Inc., Global Company
	Guaranteed Notes (Callable 03/15/08
	@ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	251,625

					5,999,688

Containers (3.4%)
225	Berry Plastics Corp., Global Company
	Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	245,250
800	Constar International, Inc., Senior Subordinated
	Notes (Callable 12/01/07 @ $105.50) §	(CCC , Caa3)	12/01/12	11.000	652,000
330	Crown Americas, Rule 144A, Senior Notes
	(Callable 11/15/10 @ $103.88) ‡	(B , B1)	11/15/15	7.750	344,025
575	Graham Packaging Company, Inc., Global
	Subordinated Notes (Callable 10/15/09
	@ $104.94) §	(CCC+ , Caa2)	10/15/14	9.875	572,125
400	Graphic Packaging International Corp., Global
	Senior Subordinated Notes (Callable 08/15/08
	@ $104.75)	(B- , B3)	08/15/13	9.500	378,000
100	Intertape Polymer US, Inc., Global Senior
	Subordinated Notes (Callable 08/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	99,000
50	Owens-Brockway, Global Company Guaranteed
	Notes (Callable 02/15/06 @ $104.44)	(BB- , B1)	02/15/09	8.875	52,438
500	Owens-Brockway, Rule 144A, Senior Notes
	(Callable 05/15/08 @ $104.13) §‡	(B , B2)	05/15/13	8.250	528,750
200	Plastipak Holdings, Inc., Rule 144A, Senior Notes
	(Callable 12/15/10 @ $104.25) ‡	(B , B2)	12/15/15	8.500	206,000
250	Pliant Corp., Company Guaranteed Notes (Callable
	06/01/06 @ $104.33) ø	(NR , NR)	06/01/10	13.000	62,500
750	Pliant Corp., Global Secured Notes (Callable
	06/01/07 @ $105.56) §	(NR , NR)	09/01/09	11.125	658,125
300	Solo Cup Co., Global Senior Subordinated Notes
	(Callable 02/15/09 @ $104.25) §	(B- , Caa1)	02/15/14	8.500	266,250
800	U.S. Can Corp., Global Company Guaranteed
	Notes (Callable 07/15/07 @ $105.44)	(CCC+ , Caa2)	07/15/10	10.875	844,000

					4,908,463

Diversified Telecommunications (2.9%)
350	Cincinnati Bell, Inc., Global Senior Subordinated
	Notes (Callable 01/15/09 @ $104.19) §	(B- , B3)	01/15/14	8.375	345,625
500	Citizens Communications Co., Senior Notes	(BB+ , Ba3)	01/15/13	6.250	487,500
375	Hawaiian Telcom Communications, Inc., Rule
	144A, Senior Notes (Callable 05/01/09
	@ $104.88) §‡	(CCC+ , B3)	05/01/13	9.750	372,188
225	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	227,813
750	Qwest Capital Funding, Inc., Global Company
	Guaranteed Notes §	(B , B3)	02/15/11	7.250	759,375
175	Qwest Communications International, Inc., Global
	Company Guaranteed Notes (Callable 02/15/08
	@ $103.63)	(B , B2)	02/15/11	7.250	176,750
700	Qwest Corp., Global Senior Notes	(BB , Ba3)	09/01/11	7.875	743,750
862	Qwest Corp., Rule 144A, Senior Notes ‡	(BB , Ba3)	06/15/15	7.625	910,487
100	Time Warner Telecom Holdings, Inc., Global
	Company Guaranteed Notes (Callable 02/15/09
	@ $104.63)	(CCC+ , B3)	02/15/14	9.250	107,000

					4,130,488

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Energy - Other (5.5%)
$400	Amerigas Partners/Eagle Finance Corp., Senior
	Notes (Callable 05/20/11 @ $103.56)	(BB- , B1)	05/20/16	7.125	$399,000
550	Dynegy Holdings, Inc., Rule 144A, Secured
	Notes (Callable 07/15/08 @ $105.06) ‡	(B- , B1)	07/15/13	10.125	623,562
250	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , B2)	04/01/11	6.875	252,500
700	El Paso Corp., Senior Notes §	(B- , Caa1)	05/15/11	7.000	714,875
1,000	El Paso Natural Gas Co., Global Senior Notes
	(Callable 08/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	1,058,161
775	El Paso Production Holding Co., Global
	Company Guaranteed Notes (Callable 06/01/08
	@ $103.02)	(B , B3)	06/01/13	7.750	823,437
350	Frontier Oil Corp., Global Senior Notes (Callable
	10/01/07 @ $103.31)	(B+ , B1)	10/01/11	6.625	360,500
162	Giant Industries, Inc., Global Company
	Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	181,035
400	Giant Industries, Inc., Senior Subordinated Notes
	(Callable 05/15/09 @ $104.00) §	(B- , B3)	05/15/14	8.000	418,000
250	Inergy LP/Inergy Finance Corp., Global Senior
	Notes (Callable 12/15/09 @ $103.44)	(B , B1)	12/15/14	6.875	236,875
350	Inergy LP/Inergy Finance Corp., Rule 144A, Senior
	Notes (Callable 03/01/11 @ $104.13) ‡	(B , B1)	03/01/16	8.250	356,125
300	Reliant Energy, Inc., Secured Notes (Callable
	12/15/09 @ $103.38)	(B+ , B1)	12/15/14	6.750	259,500
600	Reliant Resources, Inc., Global Secured Notes
	(Callable 07/15/08 @ $104.75)	(B+ , B1)	07/15/13	9.500	597,000
250	Southern Star Centennial Corp., Global Secured
	Notes (Callable 08/01/07 @ $104.25)	(BB+ , B1)	08/01/10	8.500	267,500
325	Tesoro Corp., Rule 144A, Secured Notes (Callable
	11/01/10 @ $103.31) ‡	(BB+ , Ba1)	11/01/15	6.625	329,063
1,000	Williams Companies, Inc., Global Senior
	Unsecured Notes #	(B+ , B1)	03/15/12	8.125	1,098,750

					7,975,883

Environmental Services (0.6%)
950	Allied Waste North America, Inc., Series B,
	Global Senior Notes (Callable 04/15/09
	@ $103.69) §	(B+ , Caa1)	04/15/14	7.375	923,875

Finance - Other (0.8%)
400	E*TRADE Financial Corp., Senior Unsecured
	Notes (Callable 12/01/10 @ $103.94)	(B+ , B1)	12/01/15	7.875	420,000
425	OMEGA Healthcare Investors, Inc., Rule 144A,
	Senior Notes (Callable 01/15/11 @ $103.50) ‡	(BB , Ba3)	01/15/16	7.000	429,250
100	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	110,250
200	Ventas Realty LP, Rule 144A, Senior Notes
	(Callable 06/01/11 @ $103.25) ‡	(BB+ , Ba2)	06/01/16	6.500	201,500

					1,161,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Food Processors/Beverage/Bottling (1.6%)
$188	Birds Eye Foods, Inc., Company Guaranteed
	Notes (Callable 11/01/06 @ $100.00)	(B- , B3)	11/01/08	11.875	$192,700
100	Chiquita Brands International, Inc., Global Senior
	Notes (Callable 11/01/09 @ $103.75) §	(B- , B3)	11/01/14	7.500	88,500
600	Eagle Family Foods, Inc., Series B, Company
	Guaranteed Notes (Callable 03/16/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	456,000
500	National Beef Packing Company LLC, Global
	Senior Notes (Callable 08/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	515,000
280	National Wine & Spirits, Inc., Company
	Guaranteed Notes (Callable 01/15/07 @ $100.00)	(CCC+ , B3)	01/15/09	10.125	284,200
200	Smithfield Foods, Inc., Series B, Global Senior
	Notes	(BB , Ba2)	10/15/09	8.000	211,000
100	Swift & Co., Global Company Guaranteed Notes
	(Callable 10/01/06 @ $105.06)	(B+ , B3)	10/01/09	10.125	102,000
450	Swift & Co., Global Senior Subordinated Notes
	(Callable 10/01/06 @ $106.25)	(B , Caa1)	01/01/10	12.500	434,250

					2,283,650

Gaming (4.9%)
100	Aztar Corp., Global Senior Subordinated Notes
	(Callable 08/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	106,625
475	CCM Merger, Inc., Rule 144A, Notes (Callable
	08/01/09 @ $104.00) §‡	(B- , B3)	08/01/13	8.000	465,500
700	Choctaw Resort Development Enterprise, Rule
	144A, Senior Notes (Callable 11/15/11
	@ $103.63) ‡	(BB- , B1)	11/15/19	7.250	712,250
75	Circus Circus & Eldorado, Global First Mortgage
	Notes (Callable 03/01/07 @ $105.06) §	(B , B1)	03/01/12	10.125	81,000
200	Hard Rock Hotel, Inc., Global Notes (Callable
	06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	218,500
250	Herbst Gaming, Inc., Global Senior Subordinated
	Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	259,375
675	Inn of the Mountain Gods Resort, Global Senior
	Notes (Callable 11/15/07 @ $106.00) §	(B , B3)	11/15/10	12.000	663,187
100	Majestic Star Casino LLC, Rule 144A, Secured
	Notes (Callable 10/15/08 @ $104.88) §‡	(B- , B3)	01/15/11	9.750	102,750
250	Majestic Star Casino LLC, Company Guaranteed
	Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	268,125
475	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	475,000
150	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	163,500
400	MGM Mirage, Inc., Company Guaranteed Notes §	(B+ , Ba3)	02/01/11	8.375	432,000
600	MTR Gaming Group, Inc., Series B, Global
	Company Guaranteed Notes (Callable 04/01/07
	@ $104.88)	(B+ , B2)	04/01/10	9.750	636,000
500	Penn National Gaming, Inc., Company Guaranteed
	Notes (Callable 03/15/06 @ $104.44)	(B+ , B2)	03/15/10	8.875	525,625
679	Waterford Gaming LLC, Rule 144A, Senior Notes
	(Callable 09/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	726,530
500	Wheeling Island Gaming, Inc., Global Company
	Guaranteed Notes (Callable 12/15/06 @ $102.53)	(B+ , B3)	12/15/09	10.125	525,625
700	Wynn Las Vegas LLC, Global Notes (Callable
	12/01/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	685,125

					7,046,717

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Healthcare Facilities/Supplies (3.7%)
$350	DaVita, Inc., Global Company Guaranteed Notes
	(Callable 03/15/10 @ $103.63) §	(B , B3)	03/15/15	7.250	$353,937
250	Extendicare Health Services, Inc., Company
	Guaranteed Notes (Callable 07/01/06 @ $104.75)	(B+ , B1)	07/01/10	9.500	266,563
50	Extendicare Health Services, Inc., Global Senior
	Subordinated Notes (Callable 05/01/09 @ $103.44)	(B , B2)	05/01/14	6.875	49,125
375	Fisher Scientific International, Inc., Global Senior
	Subordinated Notes (Callable 08/15/09
	@ $103.38)	(BB+ , Ba2)	08/15/14	6.750	391,406
450	HCA, Inc., Notes	(BB+ , Ba2)	10/01/12	6.300	450,056
425	Iasis Healthcare/Capital Corp., Global Senior
	Subordinated Notes (Callable 06/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	437,219
250	Medquest, Inc., Series B, Global Company
	Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC+ , Caa1)	08/15/12	11.875	231,250
800	MQ Associates, Inc., Global Senior Discount
	Notes (Callable 08/15/08 @ $109.00) §+	(CCC+ , Caa3)	08/15/12	0.000	404,000
150	Rotech Healthcare, Inc., Global Company
	Guaranteed Notes (Callable 04/01/07 @ $104.75)	(B , B2)	04/01/12	9.500	158,438
350	Rural/Metro Corp., Global Company Guaranteed
	Notes (Callable 03/15/10 @ $104.94)	(CCC+ , Caa1)	03/15/15	9.875	378,000
620	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	623,100
750	Triad Hospital, Inc., Senior Subordinated Notes
	(Callable 11/15/08 @ $103.50)	(B+ , B3)	11/15/13	7.000	760,312
500	Universal Hospital Services, Inc., Global Senior
	Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	520,000
250	Vanguard Health Holding Co., Global Senior
	Subordinated Notes (Callable 10/01/09
	@ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	265,000

					5,288,406

Home Builders (1.6%)
380	Beazer Homes USA, Inc., Global Company
	Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB , Ba1)	04/15/12	8.375	399,000
350	K Hovnanian Enterprises, Global Company
	Guaranteed Notes §	(BB , Ba1)	01/15/16	6.250	330,073
300	KB Home, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	290,999
200	KB Home, Senior Subordinated Notes §	(BB- , Ba2)	12/15/08	8.625	214,036
350	Technical Olympic USA, Inc., Global Senior
	Subordinated Notes	(B- , B2)	01/15/15	7.500	306,688
350	WCI Communities, Inc., Global Company
	Guaranteed Notes (Callable 05/01/07 @ $104.56)	(B+ , Ba3)	05/01/12	9.125	358,750
450	William Lyon Homes, Inc., Global Senior Notes
	(Callable 02/15/09 @ $103.75) §	(B , B2)	02/15/14	7.500	393,750
50	William Lyon Homes, Inc., Global Senior Notes
	(Callable 12/15/08 @ $103.81)	(B , B2)	12/15/12	7.625	44,750

					2,338,046

Industrial - Other (0.9%)
350	Altra Industrial Motion, Inc., Rule 144A, Secured
	Notes (Callable 12/01/08 @ $104.50) #‡	(CCC+ , B3)	12/01/11	9.750	349,125
500	Amsted Industries, Inc., Rule 144A, Senior Notes
	(Callable 10/15/07 @ $105.12) ‡	(B , B3)	10/15/11	10.250	540,000
500	Wolverine Tube, Inc., Rule 144A, Senior Notes ‡	(CCC+ , Caa1)	08/01/08	7.375	387,500

					1,276,625

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Leisure (2.5%)
$200	Affinity Group, Inc., Global Senior Subordinated
	Notes (Callable 02/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	$197,500
300	AMC Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 02/01/07
	@ $104.94) §	(CCC+ , B3)	02/01/12	9.875	286,500
350	AMC Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 03/01/09
	@ $104.00)	(CCC+ , B3)	03/01/14	8.000	304,500
249	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58) §	(CCC+ , B3)	02/01/11	9.500	236,550
250	Bally Total Fitness Holding Corp., Global Senior
	Notes (Callable 07/15/07 @ $105.25) §	(CCC- , Caa1)	07/15/11	10.500	259,375
550	Carmike Cinemas, Inc., Global Senior
	Subordinated Notes (Callable 02/15/09
	@ $103.75) §	(CCC+ , Caa1)	02/15/14	7.500	509,438
750	Cinemark USA, Inc., Global Senior Subordinated
	Notes (Callable 02/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	795,937
250	Cinemark, Inc., Global Senior Discount Notes
	(Callable 03/15/09 @ $104.88) +	(B- , Caa1)	03/15/14	0.000	183,750
400	Six Flags, Inc., Global Senior Notes (Callable
	02/01/06 @ $104.44) §	(CCC , Caa1)	02/01/10	8.875	408,000
400	Six Flags, Inc., Global Senior Notes (Callable
	06/01/09 @ $104.81)	(CCC , Caa1)	06/01/14	9.625	409,000

					3,590,550

Lodging (0.5%)
375	Host Marriott Corp., Global Senior Notes
	(Callable 11/01/08 @ $103.56) §	(BB- , Ba2)	11/01/13	7.125	387,656
200	Host Marriott LP, Series O, Global Company
	Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB- , Ba2)	03/15/15	6.375	198,500
100	Starwood Hotels & Resorts Worldwide, Inc.,
	Global Company Guaranteed Notes #	(BB+ , Ba1)	05/01/12	7.875	110,000

					696,156

Metals & Mining (2.2%)
350	AK Steel Corp., Global Company Guaranteed
	Notes (Callable 06/15/07 @ $103.88) §	(B+ , B1)	06/15/12	7.750	343,000
250	California Steel Industries, Inc., Global Senior
	Notes (Callable 03/15/09 @ $103.06)	(BB- , Ba2)	03/15/14	6.125	239,375
800	International Steel Group, Inc., Global Senior
	Notes	(BBB- , Ba1)	04/15/14	6.500	820,000
100	Southern Copper Corp., Global Senior Notes	(BBB- , Ba1)	07/27/15	6.375	99,165
600	Southern Copper Corp., Global Senior Notes	(BBB- , Ba1)	07/27/35	7.500	602,481
350	UCAR Finance, Inc., Global Company Guaranteed
	Notes (Callable 02/15/07 @ $105.13) §	(B- , B2)	02/15/12	10.250	374,937
1,000	WCI Steel, Inc., Series B, Senior Notes ø	(NR , NR)	12/01/04	10.000	665,000

					3,143,958

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Oil Equipment (0.6%)
$500	Parker Drilling Co., Global Senior Notes (Callable
	10/01/08 @ $104.81) §	(B- , B2)	10/01/13	9.625	$563,750
250	Pride International, Inc., Global Senior Notes
	(Callable 07/15/09 @ $103.69)	(BB- , Ba2)	07/15/14	7.375	270,000

					833,750

Paper & Forest Products (1.6%)
450	Appleton Papers, Inc., Series B, Global Senior
	Subordinated Notes (Callable 06/15/09
	@ $104.88) §	(B+ , B3)	06/15/14	9.750	429,750
175	Boise Cascade LLC, Global Company Guaranteed
	Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	162,312
150	Caraustar Industries, Inc., Global Company
	Guaranteed Notes (Callable 04/01/06 @ $105.25) §	(B- , Caa1)	04/01/11	9.875	158,438
500	Georgia-Pacific Corp., Global Senior Notes	(B , B2)	01/15/24	8.000	490,000
200	Georgia-Pacific Corp., Notes	(NR , NR)	05/15/06	7.500	201,500
175	NewPage Corp., Global Secured Notes (Callable
	05/01/09 @ $106.00)	(CCC+ , B3)	05/01/12	10.000	177,625
150	Stone Container Corp., Global Senior Notes
	(Callable 02/01/06 @ $104.88)	(CCC+ , B2)	02/01/11	9.750	152,250
590	Stone Container Corp., Global Senior Notes
	(Callable 07/01/07 @ $104.19) §	(CCC+ , B2)	07/01/12	8.375	567,875

					2,339,750

Pharmaceuticals (0.5%)
425	Athena Neurosciences Finance LLC, Company
	Guaranteed Notes	(B , B3)	02/21/08	7.250	420,750
350	Mylan Laboratories, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	08/15/10	5.750	354,375

					775,125

Publishing (2.1%)
150	American Media Operations, Inc., Series B,
	Global Company Guaranteed Notes (Callable
	05/01/06 @ $101.71)	(CCC , Caa1)	05/01/09	10.250	138,000
100	Cenveo Corp., Global Senior Subordinated Notes
	(Callable 12/01/08 @ $103.94) §	(B- , B3)	12/01/13	7.875	98,000
250	Dex Media, Inc., Global Discount Notes (Callable
	11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	207,500
750	Dex Media, Inc., Global Notes (Callable 11/15/08
	@ $104.00)	(B , B3)	11/15/13	8.000	774,375
350	Houghton Mifflin Co., Global Senior Subordinated
	Notes (Callable 02/01/08 @ $104.94) §	(B- , Caa1)	02/01/13	9.875	379,750
800	R.H. Donnelley Corp., Rule 144A, Senior Discount
	Notes (Callable 01/15/09 @ $103.44) ‡	(B , Caa1)	01/15/13	6.875	736,000
185	Vertis, Inc., Global Secured Notes (Callable
	04/01/06 @ $105.19)	(CCC , B3)	04/01/09	9.750	192,400
200	Vertis, Inc., Series B, Global Company Guaranteed
	Notes (Callable 06/15/06 @ $105.44) §	(CCC , Caa1)	06/15/09	10.875	197,000
375	WDAC Subsidiary Corp., Rule 144A, Senior Notes
	(Callable 12/01/09 @ $104.19) §‡	(CCC+ , Caa1)	12/01/14	8.375	366,563

					3,089,588

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Restaurants (0.6%)
$250	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.19) §	(B- , B2)	06/15/12	8.375	$226,875
250	Morton’s Restaurant Group, Inc., Global Secured
	Notes (Callable 07/01/07 @ $105.30)	(B- , B2)	07/01/10	7.500	270,625
330	Sbarro, Inc., Company Guaranteed Notes (Callable
	09/15/06 @ $101.83) §	(CCC+ , Caa2)	09/15/09	11.000	333,300

					830,800

Retail-Food & Drug (1.7%)
550	Delhaize America, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	600,418
225	Ingles Markets, Inc., Global Company
	Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B , B3)	12/01/11	8.875	237,375
550	Rite Aid Corp., Global Secured Notes (Callable
	05/01/07 @ $104.06)	(B+ , B2)	05/01/10	8.125	563,750
700	Stater Brothers Holdings, Inc., Global Senior
	Notes (Callable 06/15/08 @ $104.06) §	(BB- , B1)	06/15/12	8.125	700,000
375	Stripes Acquisition LLC, Rule 144A, Senior
	Notes (Callable 12/15/09 @ $105.31) ‡	(B , B2)	12/15/13	10.625	390,000

					2,491,543

Retail Stores (2.7%)
350	Asbury Automotive Group, Inc., Global Company
	Guaranteed Notes (Callable 06/15/07
	@ $104.50) §	(B , B3)	06/15/12	9.000	357,000
400	Brookstone Company, Inc., Rule 144A, Secured
	Notes (Callable 10/15/09 @ $106.00) ‡	(B , B3)	10/15/12	12.000	372,000
200	CSK Auto, Inc., Global Company Guaranteed
	Notes (Callable 01/15/09 @ $103.50)	(B- , B2)	01/15/14	7.000	183,500
550	Finlay Fine Jewelry Corp., Global Senior Notes
	(Callable 06/01/08 @ $104.19) §	(B , B3)	06/01/12	8.375	490,875
300	GSC Holdings Corp., Rule 144A, Company
	Guaranteed Notes (Callable 10/01/09
	@ $104.00) §‡	(B+ , Ba3)	10/01/12	8.000	292,875
700	JC Penney Company, Inc., Series MTNA, Notes	(BB+ , Ba1)	10/15/15	6.875	754,405
500	Nebraska Book Company, Inc., Global Senior
	Subordinated Notes (Callable 03/15/08
	@ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	467,500
420	Neiman Marcus Group, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 10/15/10
	@ $105.19) §‡	(B- , B3)	10/15/15	10.375	435,225
500	Southern States Cooperative, Inc., Rule 144A,
	Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	525,000

					3,878,380

Satellite (1.1%)
420	Directv Holdings LLC, Global Senior Notes
	(Callable 03/15/08 @ $104.19)	(BB- , Ba2)	03/15/13	8.375	452,550
275	EchoStar DBS Corp., Global Company
	Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	268,125
500	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/11	6.375	490,000
352	PanAmSat Corp., Global Company Guaranteed
	Notes (Callable 08/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	371,800

					1,582,475

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Secondary Oil & Gas Producers (2.9%)
$1,200	Chesapeake Energy Corp., Senior Notes (Callable
	01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	$1,230,000
250	Fisher Communications, Inc., Global Senior
	Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	264,063
800	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	12/15/11	8.000	880,000
250	Houston Exploration Company, Global Senior
	Subordinated Notes (Callable 06/15/08 @ $103.50)	(B , B2)	06/15/13	7.000	247,500
300	Plains Exploration & Production Company LP,
	Global Senior Subordinated Notes (Callable
	07/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	324,750
200	Range Resources Corp., Global Company
	Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B2)	03/15/15	6.375	200,500
600	Swift Energy Co., Senior Notes (Callable 07/15/08
	@ $103.81)	(BB- , B1)	07/15/11	7.625	624,000
345	Vintage Petroleum, Inc., Global Senior
	Subordinated Notes (Callable 05/15/06 @ $103.94)	(B , B1)	05/15/11	7.875	362,250

					4,133,063

Services-Other (3.6%)
50	Alderwoods Group, Inc., Global Company
	Guaranteed Notes (Callable 09/15/08 @ $103.88)	(B , B2)	09/15/12	7.750	51,875
400	Allied Security Escrow, Global Senior
	Subordinated Notes (Callable 07/15/08
	@ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	382,000
400	Brand Services, Inc., Global Company
	Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+ , Caa1)	10/15/12	12.000	422,000
400	Brickman Group, Ltd., Series B, Global Company
	Guaranteed Notes (Callable 12/15/06 @ $105.88)	(B , B2)	12/15/09	11.750	443,500
500	Corrections Corporation of America, Senior Notes
	(Callable 05/01/07 @ $103.75)	(BB- , Ba3)	05/01/11	7.500	518,125
500	Hertz Corp., Rule 144A, Senior Notes (Callable
	01/01/10 @ $104.44) ‡	(B , B1)	01/01/14	8.875	518,750
500	Integrated Alarm Services Group, Inc., Rule
	144A, Secured Notes (Callable 11/15/08
	@ $106.00) #‡	(B- , B3)	11/15/11	12.750	492,500
650	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 07/01/08 @ $103.31)	(B , Caa1)	01/01/16	6.625	614,250
200	Protection One Alarm Monitor, Series B, Global
	Company Guaranteed Notes §	(B- , Caa1)	01/15/09	8.125	193,000
500	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	530,000
590	United Rentals North America, Inc., Global
	Company Guaranteed Notes (Callable 02/15/08
	@ $103.25)	(B+ , B3)	02/15/12	6.500	584,100
125	United Rentals North America, Inc., Global
	Senior Subordinated Notes (Callable 02/15/09
	@ $103.50)	(B , Caa1)	02/15/14	7.000	119,063
350	Williams Scotsman, Inc., Global Company
	Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B , B3)	10/01/15	8.500	364,000

					5,233,163

Technology (3.0%)
425	Amkor Technology, Inc., Global Senior Notes
	(Callable 05/15/08 @ $103.88)	(CCC+ , Caa1)	05/15/13	7.750	376,125
450	Freescale Semiconductor, Inc., Global Senior
	Notes (Callable 07/15/09 @ $103.56)	(BB+ , Ba1)	07/15/14	7.125	478,125
600	Magnachip Semiconductor, Global Senior
	Subordinated Notes (Callable 12/15/09
	@ $104.00) §	(B- , B2)	12/15/14	8.000	583,500
230	Sanmina-SCI Corp., Global Company Guaranteed
	Notes (Callable 03/01/09 @ $103.38) §	(B , B1)	03/01/13	6.750	220,800
300	Sanmina-SCI Corp., Senior Subordinated Notes
	(Callable 03/01/11 @ $104.06)	(B , B1)	03/01/16	8.125	300,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Technology (continued)
$805	SunGard Data Systems, Inc, Rule 144A, Senior
	Unsecured Notes (Callable 08/15/09
	@ $104.56) ‡	(B- , B3)	08/15/13	9.125	$841,225
325	SunGard Data Systems, Inc., Rule 144A,
	Senior Subordinated Notes (Callable 08/15/10
	@ $105.13) ‡	(B- , Caa1)	08/15/15	10.250	328,250
1,050	Xerox Corp., Senior Notes (Callable 06/15/08
	@ $103.81)	(BB- , Ba2)	06/15/13	7.625	1,120,875

					4,248,900

Textile/Apparel/Shoe Manufacturing (1.1%)
200	BGF Industries, Inc., Series B, Senior
	Subordinated Notes (Callable 01/15/07 @ $100.00)	(CCC- , Ca)	01/15/09	10.250	188,500
850	Levi Strauss & Co., Global Senior Notes
	(Callable 12/15/07 @ $106.13)	(B- , Caa2)	12/15/12	12.250	969,000
400	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 02/15/08 @ $103.63) §	(BB , B1)	02/15/11	7.250	410,000

					1,567,500

Tower (0.4%)
500	American Tower Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.56)	(BB- , B1)	10/15/12	7.125	521,250

Transportation/Other (0.9%)
162	H-Lines Finance Holding Corp., Global Senior
	Discount Notes (Callable 04/01/08 @ $105.50) +	(CCC+ , Caa2)	04/01/13	0.000	135,270
473	Horizon Lines LLC, Global Company Guaranteed
	Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	501,971
150	Kansas City Southern Railway, Global Company
	Guaranteed Notes	(B+ , B2)	10/01/08	9.500	162,938
500	Overseas Shipholding Group, Inc., Global Senior
	Notes (Callable 03/15/08 @ $104.12)	(BB+ , Ba1)	03/15/13	8.250	537,500

					1,337,679

Utilities (5.4%)
500	AES Corp., Rule 144A, Senior Secured Notes
	(Callable 05/15/08 @ $104.50) ‡	(B+ , Ba3)	05/15/15	9.000	550,000
60	AES Corp., Senior Notes §	(B- , B1)	06/01/09	9.500	65,175
500	AES Corp., Senior Notes	(B- , B1)	03/01/14	7.750	530,000
650	Allegheny Energy Supply Company LLC, Global
	Notes	(BB- , Ba3)	03/15/11	7.800	702,000
700	Aquila, Inc., Senior Notes §	(B- , B2)	11/15/09	7.625	719,250
400	Calpine Generating Company LLC, Global Secured
	Notes (Callable 04/01/08 @ $103.50) #	(D , Caa1)	04/01/10	10.135	425,000
350	CMS Energy Corp., Global Senior Notes §	(B+ , B1)	08/01/10	7.750	370,125
250	CMS Energy Corp., Senior Notes	(B+ , B1)	07/15/08	8.900	267,500
775	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	800,187
242	ESI Tractebel Acquisition Corp., Series B,
	Company Guaranteed Notes (Callable 06/30/08
	@ $101.84)	(BB , Ba1)	12/30/11	7.990	253,821
475	Mirant North America LLC, Rule 144A, Senior
	Notes (Callable 12/31/09 @ $103.69) ‡	(B- , B1)	12/31/13	7.375	485,688
475	Nevada Power Co., Rule 144A, General Refunding
	Mortgage Notes ‡	(BB , Ba1)	03/15/16	5.950	475,594
500	NorthWestern Corp., Global Secured Notes
	(Callable 11/01/09 @ $102.94)	(BB+ , Ba1)	11/01/14	5.875	498,944
330	NRG Energy, Inc., Global Company Guaranteed
	Notes (Callable 12/15/08 @ $104.00)	(B , Ba3)	12/15/13	8.000	369,600

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Utilities (continued)
$375	NRG Energy, Inc., Senior Notes (Callable 02/01/09
	@ $107.25)	(B- , B1)	02/01/14	7.250	$382,031
175	NRG Energy, Inc., Senior Notes (Callable
	02/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	178,938
225	Sierra Pacific Resources, Global Senior Notes
	(Callable 03/15/09 @ $104.31)	(B- , B1)	03/15/14	8.625	245,988
450	TECO Energy, Inc., Notes §	(BB , Ba2)	05/01/11	7.200	480,375

					7,800,216

Wireless (4.7%)
470	AirGate PCS, Inc., Secured Notes (Callable
	01/01/07 @ $102.34) §	(CCC , Caa1)	09/01/09	9.375	494,570
50	American Cellular Corp., Global Senior Notes
	(Callable 08/01/07 @ $105.00)	(B- , B3)	08/01/11	10.000	54,625
600	Centennial Communications, Global Company
	Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	660,000
340	Dobson Cellular Systems, Inc., Global Secured
	Notes (Callable 11/01/08 @ $104.94)	(CCC , B2)	11/01/12	9.875	375,700
400	Dobson Communications Corp., Global Senior
	Notes (Callable 10/01/08 @ $104.44) §	(CCC , Caa2)	10/01/13	8.875	405,000
400	Horizon PCS, Inc., Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.69)	(CCC , B3)	07/15/12	11.375	463,000
1,000	IWO Holdings, Inc., Global Secured Notes
	(Callable 01/15/07 @ $102.00) #	(BBB- , B3)	01/15/12	8.350	1,042,500
450	Nextel Communications, Inc., Series D, Senior
	Notes (Callable 08/01/08 @ $103.69)	(A- , Baa2)	08/01/15	7.375	475,936
350	Nextel Partners, Inc., Global Senior Notes
	(Callable 07/01/07 @ $104.06)	(BB- , Ba3)	07/01/11	8.125	377,125
300	Rural Cellular Corp, Global Senior Notes (Callable
	08/01/07 @ $104.94)	(CCC , Caa1)	02/01/10	9.875	324,000
325	Rural Cellular Corp., Global Senior Subordinated
	Notes (Callable 01/15/07 @ $103.25) §	(CCC , Caa2)	01/15/10	9.750	333,125
375	Rural Cellular Corp., Rule 144A, Senior
	Subordinated Notes (Callable 11/01/07
	@ $102.00) §#‡	(CCC , Caa2)	11/01/12	10.041	387,187
775	Triton PCS, Inc., Global Company Guaranteed
	Notes (Callable 06/01/08 @ $104.25) §	(CCC- , Caa1)	06/01/13	8.500	736,250
325	Ubiquitel Operating Co., Global Senior Notes
	(Callable 03/01/07 @ $107.41)	(B- , Caa1)	03/01/11	9.875	358,312
250	US Unwired, Inc., Global Secured Notes
	(Callable 06/15/08 @ $105.00)	(BBB- , Caa1)	06/15/12	10.000	284,375

					6,771,705

TOTAL CORPORATE BONDS (Cost $124,004,200)					126,659,833

FOREIGN BONDS (7.5%)
Building Products (0.3%)
$ 1,025	Maax Holdings, Inc., Global Senior Discount
	Notes (Callable 12/15/08 @ $105.63) (Canada) +	(CCC , Caa3)	12/15/12	0.000	363,875

Cable (0.8%)
350	Kabel Deutschland GmbH, Rule 144A, Senior
	Notes (Callable 07/01/09 @ $105.31)
	(Germany) ‡	(B- , B2)	07/01/14	10.625	369,250
800	Videotron Ltee, Global Company Guaranteed
	Notes (Callable 01/15/09 @ $103.44) (Canada)	(B+ , Ba3)	01/15/14	6.875	816,000

					1,185,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Chemicals (0.6%)
$500	Ineos Group Holdings PLC, Rule 144A, Notes
	(Callable 02/15/11 @ $104.25) (United
	Kingdom) ‡	(B- , B2)	02/15/16	8.500	$500,000
385	Rhodia SA, Global Senior Notes (France) §	(CCC+ , B3)	06/01/10	10.250	428,313

					928,313

Energy - Other (0.3%)
400	Harvest Operations Corp., Global Senior
	Notes (Callable 10/15/08 @ $103.94) (Canada)	(B- , B3)	10/15/11	7.875	404,000

Gaming (0.5%)
800	Kerzner International, Ltd., Global Senior
	Subordinated Notes (Callable 10/01/10
	@ $103.38) (Bahamas)	(B , B2)	10/01/15	6.750	784,000

Industrial - Other (0.2%)
200	Ashtead Holdings PLC, Rule 144A, Secured
	Notes (Callable 08/01/10 @ $104.31) (United
	Kingdom) ‡	(B , B2)	08/01/15	8.625	211,000
350	International Utility Structures, Inc., Yankee
	Senior Subordinated Notes (Callable 02/01/06
	@ $100.00) (Canada) ø^	(NR , NR)	02/01/08	10.750	0

					211,000

Leisure (0.5%)
200	Intrawest Corp., Global Senior Notes (Callable
	10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	206,000
500	NCL Corp., Global Senior Notes (Callable
	07/15/09 @ $105.31) (Bermuda) #	(B+ , B2)	07/15/14	10.625	525,625

					731,625

Metals & Mining (0.4%)
250	Gerdau Ameristeel Corp., Global Senior Notes
	(Callable 07/15/07 @ $105.38) (Canada)	(BB- , Ba3)	07/15/11	10.375	276,875
294	Ispat Inland ULC, Global Secured Notes (Callable
	04/01/09 @ $104.88) (Canada)	(BBB+ , Baa3)	04/01/14	9.750	339,570

					616,445

Paper & Forest Products (1.3%)
775	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B1)	06/15/11	7.750	730,437
350	Ainsworth Lumber Company, Ltd., Global
	Company Guaranteed Notes (Callable 10/01/08
	@ $103.63) (Canada)	(B+ , B2)	10/01/12	7.250	320,250
250	Ainsworth Lumber Company, Ltd., Yankee Senior
	Notes (Callable 03/15/09 @ $103.38) (Canada)	(B+ , B2)	03/15/14	6.750	216,250
1	Ainsworth Lumber Company, Ltd., Yankee Senior
	Notes (Canada)	(B+ , NR)	07/15/07	12.500	546
425	JSG Funding PLC, Global Senior Notes (Callable
	10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	440,938
450	Tembec Industries, Inc., Yankee Company
	Guaranteed Notes (Callable 06/30/06 @ $101.44)
	(Canada) §	(CCC+ , B3)	06/30/09	8.625	212,625

					1,921,046

Publishing (0.4%)
150	Quebecor World Capital Corp., Global Company
	Guaranteed Notes (Canada)	(BB , Ba3)	11/15/13	6.125	131,677
375	Sun Media Corp., Global Company Guaranteed
	Notes (Callable 02/15/08 @ $103.81) (Canada)	(B , Ba3)	02/15/13	7.625	389,062

					520,739

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Retail-Food & Drug (0.4%)
$550	Jean Coutu Group (PJC), Inc., Global Senior
	Subordinated Notes (Callable 08/01/09
	@ $104.25) (Canada) §	(B- , Caa1)	08/01/14	8.500	$526,625

Satellite (0.2%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B , Caa1)	11/01/08	5.250	92,000
150	Intelsat, Ltd., Rule 144A, Senior Notes (Callable
	01/15/09 @ $104.13) (Bermuda) ‡	(B+ , B2)	01/15/13	8.250	150,375

					242,375

Technology (0.9%)
450	Celestica, Inc., Senior Subordinated Notes
	(Callable 07/01/08 @ $103.94) (Canada) §	(B , B2)	07/01/11	7.875	455,625
325	Flextronics International, Ltd., Global Senior
	Subordinated Notes (Callable 11/15/09 @ $103.13)
	(Singapore) §	(BB- , Ba2)	11/15/14	6.250	318,500
500	STATS ChipPAC, Ltd., Global Company Guaranteed
	Notes (Callable 11/15/08 @ $103.38) (Singapore)	(BB , Ba2)	11/15/11	6.750	491,250

					1,265,375

Transportation/Other (0.6%)
450	Stena AB, Global Senior Notes (Callable 12/01/09
	@ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	419,625
500	Titan Petrochemicals Group, Ltd., Rule 144A,
	Company Guaranteed Notes (Bermuda) ‡	(B+ , B1)	03/18/12	8.500	476,250

					895,875

Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global
	Secured Notes (Canada)	(BB , Ba3)	05/01/11	9.625	145,000

TOTAL FOREIGN BONDS (Cost $11,468,564)					10,741,543

Number of
shares

COMMON STOCKS (1.6%)
Chemicals (0.1%)
9,785	Huntsman Corp. *				211,552

Food Processors/Beverage/Bottling (0.3%)
352	Crunch Equity Holding LLC, Class A *				378,366

Utilities (1.1%)
56,041	Mirant Corp. *§				1,569,134

Wireless (0.1%)
25,734	Dobson Communications Corp., Class A *§				190,946

TOTAL COMMON STOCKS (Cost $1,969,508)					2,349,998

Number of
Shares		Maturity	Rate%	Value

PREFERRED STOCKS (0.9%)
Broadcast/Outdoor (0.9%)
$148	Paxson Communications Corp.			$1,273,488

Wireless (0.0%)
8	Dobson Communications Corp. *			10,000

TOTAL PREFERRED STOCKS (Cost $1,224,211)				1,283,488

WARRANTS (0.0%)
Broadband (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00,
	expires 2/01/10 ‡*^			0

Textile/Apparel/Shoe Manufacturing (0.0%)
155	AGY Holding Corp., strike price $0.01 expires 01/02/10 *^			2

TOTAL WARRANTS (Cost $2,502)				2

SHORT-TERM INVESTMENTS (23.6%)
33,654,422	State Street Navigator Prime Fund §§			33,654,422
Par
(000)

$313	State Street Bank and Trust Co. Euro Time Deposit	02/01/06	3.350%	313,000

TOTAL SHORT-TERM INVESTMENTS (Cost $33,967,422)				33,967,422

TOTAL INVESTMENTS AT VALUE (121.6%) (Cost $172,636,407)				175,002,286
LIABILITIES IN EXCESS OF OTHER ASSETS (-21.6%)				(31,088,720)

NET ASSETS (100.0%)				$143,913,566

INVESTMENT ABBREVIATIONS MTNA = Medium Term Note, Series A NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $20,152,486 or 14.0% of net assets.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2006.
+	Step Bond – The interest rate is as of January 31, 2006 and will reset at a future date.
Ø	Security in default.
*	Non-income producing security.
§	Security of portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $172,636,407, $5,761,075, $(3,395,196) and $2,365,879, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Credit Suisse Opportunity Funds

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006